Trade and Miscellaneous Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Trade and Miscellaneous Payables and Other Current Liabilities

Trade and miscellaneous payables and other current liabilities fell by 619 million euros compared to December 31, 2017 and were broken down as follows:

			As of December 31,
			2018		2017
				Of which Financial Instruments		Of which Financial Instruments
			(millions of euros)
Payables on construction work	(A)		18		19

Trade payables:
Payables to suppliers			4,090	4,090	4,262	4,262
Payables to other telecommunication operators			380	380	383	383

	(B)		4,470	4,470	4,645	4,645

Tax payables	(C)		262		584

Miscellaneous payables:
Payables for employee compensation			151		245
Payables to social security agencies			338		202
Payables for “TLC operating fee”			15		15
Dividends approved, but not yet paid to shareholders			35	35	19	19
Other			164	105	223	174
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year			52		97
Provisions for risks and charges for the current portion expected to be settled within 1 year			344		292

	(D)		1,099	140	1,093	193

Other current liabilities
Liabilities from contract with customers (Contract liabilities)			931	193
Customer-related items					602	77
Advances received					69
Other deferred revenue and income			121
Trade and miscellaneous deferred income					508

	(E)		1,052	193	1,179	77

Trade and miscellaneous payables and other current liabilities	(A+B+C+E	)	6,901	4,803	7,520	4,915

		As of December 31, 2018	New IFRS adoption		As of January 1, 2018
			IFRS 15 reclassifications	IFRS 15 adjustments
		(millions of euros)
Payables on construction work	(A)	19	—	—	19

Trade payables:
Payables to suppliers		4,262	—	—	4,262
Payables to other telecommunication operators		383	—	—	383

	(B)	4,645	—	—	4,645

Tax payables	(C)	584			584

Miscellaneous payables:
Payables for employee compensation		245	—	—	245
Payables to social security agencies		202	—	—	202
Payables for “TLC operating fee”		15	—	—	15
Dividends approved, but not yet paid to shareholders		19	—	—	19
Other		223	—	—	223
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year		97	—	—	97
Provisions for risks and charges for the current portion expected to be settled within 1 year		292	—	—	292

	(D)	1,093	—	—	1,093

Other current liabilities
Liabilities from contract with customers (Contract liabilities)		—	1,033	(113)	920
Customer-related items		602	(602)	—	—
Advances received		69	(69)	—	—
Other deferred revenue and income			146	—	146
Trade and miscellaneous deferred income		508	(508)	—	—

	(E)	1,179	—	(113)	1,066

Trade and miscellaneous payables and other current liabilities	(A+B+C+D+E)	7,520	—	(113)	7,407